Consolidated Statements of Changes in Equity - EUR (€)	Equity attributable to owners of parent	Share Capital	Capital Reserve..	(Accumulated Deficit) / Retained Earnings	Currency Translation Reserve	Non-Controlling Interests	Total
Equity at beginning of period at Dec. 31, 2019	€ (2,980,127)	€ 3,000,000	€ 4,169,843	€ (10,111,748)	€ (38,221)	€ 281,658	€ (2,698,468)
Net loss	(4,919,484)			(4,919,484)		5,584	(4,913,900)
Foreign currency translation effect	(338,955)				(338,955)	(10,339)	(349,294)
Comprehensive loss	(5,258,440)			(4,919,484)	(338,955)	(4,754)	(5,263,194)
Issue of Share Capital upon formation	90,844,618	1,530,701	89,313,917				90,844,618
Transaction costs	(4,977,734)		(4,977,734)				(4,977,734)
Equity at end of period at Dec. 31, 2020	77,628,319	4,530,701	88,506,026	(15,031,232)	(377,176)	276,904	77,905,223
Net loss	(12,516,084)			(12,516,084)		248,065	(12,268,019)
Foreign currency translation effect	(874,224)				(874,224)	(9,579)	(883,802)
Comprehensive loss	(13,390,308)			(12,516,084)	(874,224)	238,486	(13,151,821)
Equity at end of period at Dec. 31, 2021	64,238,011	4,530,701	88,506,026	(27,547,316)	(1,251,400)	515,390	64,753,400
Net loss	(10,507,365)			(10,507,365)		(379,051)	(10,886,417)
Foreign currency translation effect	1,308,035				1,308,035	(17,930)	1,290,105
Comprehensive loss	(9,199,330)			(10,507,365)	1,308,035	(396,981)	(9,596,311)
Equity at end of period at Dec. 31, 2022	€ 55,038,680	€ 4,530,701	€ 88,506,026	€ (38,054,682)	€ 56,635	€ 118,409	€ 55,157,089